Mining Interest, Plant, and Equipment - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests, plant and equipment	$ 943,453	$ 749,146	$ 455,778
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests, plant and equipment	$ 4,300	$ 5,400